                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21040

Morgan Stanley Biotechnology Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: November 30, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Biotechnology Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended November 30, 2005

Total Return for the 6 Months Ended November 30, 2005

Class A	Class B	Class C	Class D	S&P 500® Index[1]	Lipper Health/ Biotechnology Funds Index[2]
19.23%	18.82%	18.78%	19.45%	5.88%	9.83%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The Fund’s six-month reporting period encompassed a turbulent market that finished on an overall positive note. From May through July, the market trended upward on the back of more positive economic data, consumer strength, and generally strong corporate earnings. However, in August, the market turned downward due to several factors. Oil prices reached new highs as the Gulf Coast hurricanes exacerbated an already imbalanced supply-demand dynamic. Consumer data showed signs of weakening, and inflation worries remained in the forefront of investors’ minds. Additionally, expectations that the Federal Open Market Committee (the Fed) was nearing the end of its interest rate hikes were dashed. By October, consumer confidence regained its footing and the price of gasoline retreated somewhat. The market rallied strongly on this news, making up the losses sustained earlier in the fall.

In the biotechnology sector, the six-month period began with a degree of turbulence but ended with greater strength. At the end of February, a high-profile product withdrawal undermined investors’ confidence in the sector and a renewed risk aversion took hold. Fears that future product approvals would be difficult — that is, if new products were to be approved at all — spurred a sell-off among biotechnology shares. As clinical trials continued on normal pace and certain products were receiving approvals, investors returned to the sector. Further supporting the turnaround was investors’ seeming preference during the period for more growth-oriented stocks such as those in the biotechnology and information technology sectors. Moreover, strong fundamentals in the biotechnology sector as well as higher earnings growth relative to other healthcare industries fuelled additional interest in the stocks.

Performance Analysis

Morgan Stanley Biotechnology Fund outperformed the S&P 500® Index and the Lipper Health/Biotechnology Funds Index for the six months ended November 30, 2005, assuming no deduction of applicable sales charges. Among the portfolio’s best performing themes was its focus on companies that have developed novel approaches to the treatment of different types of cancers. Positive clinical trial data continues to drive interest in many of these companies, and their stock prices have risen as a result. The Fund’s pharmaceutical holdings generally did well during the period. We continued to keep the Fund focused on European drug companies. In our view, the growth prospects of these European companies are better and less hindered by patent expirations and generic competition than their domestic counterparts. In addition, the pharmaceutical companies owned by the Fund have potentially attractive biotechnology components to their businesses.

In contrast, some of the Fund’s investments have struggled with increasing competition. Particularly in the biotechnology industry, a significant challenge for these companies is the likelihood that other companies could pursue the same pathway for a treatment, regardless of how innovative a compound may be. These concerns dampened the performance of some of the Fund’s holdings.

Given the recent good performance of the sector, we remain watchful of stock valuations. As sector momentum has made biotechnology stocks more expensive across the board, we believe strong performance may come on a stock-by-stock basis. Accordingly, we continue to emphasize the importance of thoroughly researching potential investments for a positive catalyst.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets, including any borrowings for investment purposes, in common stocks (including depositary receipts) and other equity securities, including convertible securities, of biotechnology companies throughout the world. These will include small-sized companies (generally companies with market capitalizations under $1 billion). A company will be considered to be a biotechnology company if it is principally engaged in the research, development, manufacturing, sale or distribution of biotechnological or biomedical products (including therapeutics, devices and instruments), services or processes, or companies actively engaged in biotechnology-related activities that the ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., believes will benefit significantly from scientific and technological advances in biotechnology. Biotechnology companies can include, among others, companies involved with genomics, genetic engineering or gene therapy, or, in the application and development of biotechnology in areas such as healthcare, pharmaceuticals and agriculture.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Genzyme Corp.	6.3%
Amgen Inc.	6.2
Neurocrine Biosciences, Inc.	5.7
MedImmune, Inc.	5.6
Gilead Sciences, Inc.	5.5
iShares Nasdaq Biotechnology Index Fund	5.2
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	4.9
Serono SA (ADR) (Switzerland)	4.7
Applera Corp. – Applied Biosystems Group	4.6
Protein Design Labs, Inc.	3.9

TOP FIVE INDUSTRIES
Biotechnology	65.4%
Medical Specialties	12.1
Pharmaceuticals: Major	7.5
Investment Trusts/Mutual Funds	5.2
Pharmaceuticals: Other	4.9

Data as of November 30, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended November 30, 2005

	Class A Shares* (since 07/25/02)		Class B Shares** (since 07/25/02)		Class C Shares† (since 07/25/02)		Class D Shares†† (since 07/25/02)
Symbol	BTKAX		BTKBX		BTKCX		BTKDX
1 Year	9.13%	[3]	8.40%	[3]	8.60%	[3]	9.46% [3]
	3.41	[4]	3.40	[4]	7.60	[4]	—
Since Inception	19.05	[3]	18.16	[3]	18.22	[3]	19.35 [3]
	17.15	[4]	17.75	[4]	18.22	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard & Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Health/Biotechnology Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Health/Biotechnology Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/05 – 11/30/05.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	06/01/05	11/30/05	06/01/05 – 11/30/05
Class A
Actual (19.23% return)	$1,000.00	$1,192.30	$1.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.82	$1.27
Class B
Actual (18.82% return)	$1,000.00	$1,188.20	$5.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.05	$5.06
Class C
Actual (18.78% return)	$1,000.00	$1,187.80	$5.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.05	$5.06
Class D
Actual (19.45% return)	$1,000.00	$1,194.50	$0.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,025.07	$0.00

*	Expenses are equal to the Fund's annualized expense ratio of 0.25%, 1.00%, 1.00% and 0.00% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). If the Fund had borne all of its expenses that were waived or assumed by the Investment Adviser and Administrator, the annualized expense ratios would have been 2.69%, 3.44%, 3.44% and 2.44%, respectively.

Morgan Stanley Biotechnology Fund

Portfolio of Investments November 30, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.9%)
	Biotechnology (65.4%)
11,390	Amgen Inc.*	$921,793
13,800	Amylin Pharmaceuticals, Inc.*	516,258
10,800	Biogen Idec Inc.*	462,348
8,260	Celgene Corp.*	503,199
48,500	Encysive Pharmaceuticals, Inc.*	551,445
5,610	Genentech, Inc.*	536,428
6,050	Gen-Probe Inc.*	279,329
12,635	Genzyme Corp.*	939,286
16,130	Gilead Sciences, Inc.*	817,630
17,815	ImClone Systems, Inc.*	577,384
23,440	MedImmune, Inc.*	841,730
14,195	Neurocrine Biosciences, Inc.*	844,886
43,200	NPS Pharmaceuticals, Inc.*	500,688
8,100	OSI Pharmaceuticals Inc.*	196,425
21,100	Protein Design Labs, Inc.*	587,635
38,500	Serono SA (ADR) (Switzerland)	705,705
		9,782,169
	Electronic Equipment/ Instruments (1.8%)
8,760	Thermo Electron Corp.*	270,246
	Investment Trusts/Mutual Funds (5.2%)
10,200	iShares Nasdaq Biotechnology Index Fund	782,442
	Medical Specialties (12.1%)
24,955	Applera Corp. – Applied Biosystems Group	688,259
6,300	Dade Behring Holdings, Inc.	257,607
4,702	Fisher Scientific International, Inc.*	303,185
8,200	Varian Medical Systems, Inc.*	416,724
3,700	Waters Corp.*	145,151
		1,810,926
	Pharmaceuticals: Major (7.5%)
7,800	Novartis AG (ADR) (Switzerland)	$408,720
2,750	Roche Holding AG (Switzerland)**	411,566
7,500	Sanofi-Aventis (ADR) (France)	301,575
		1,121,861
	Pharmaceuticals: Other (4.9%)
17,800	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	727,664
	Total Common Stocks (Cost $10,923,631)	14,495,308

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (3.4%)
Repurchase Agreement
$517	Joint repurchase agreement account 4.01% due 12/01/05 (dated 11/30/05; proceeds $517,058) (a) (Cost $517,000)	517,000

Total Investments (Cost $11,440,631) (b)	100.3%	15,012,308
Liabilities in Excess of Other Assets	(0.3)	(51,673)
Net Assets	100.0%	$14,960,635

ADR	American Depositary Receipt.
*	Non-income producing security.
**	Security with a total market value equal to $411,566 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,783,682 and the aggregate gross unrealized depreciation is $212,005, resulting in net unrealized appreciation of $3,571,677.

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Summary of Investments November 30, 2005 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Biotechnology	$9,782,169	65.4%
Medical Specialties	1,810,926	12.1
Pharmaceuticals: Major	1,121,861	7.5
Investment Trusts/Mutual Funds	782,442	5.2
Pharmaceuticals: Other	727,664	4.9
Repurchase Agreement	517,000	3.4
Electronic Equipment/ Instruments	270,246	1.8
	$15,012,308	100.3%

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $11,440,631)	$15,012,308
Receivable for:
Shares of beneficial interest sold	24,901
Dividends	2,103
Prepaid expenses and other assets	19,929
Receivable from affiliate	5,583
Total Assets	15,064,824
Liabilities:
Payable for:
Shares of beneficial interest redeemed	67,982
Distribution fee	9,845
Transfer agent fee	769
Accrued expenses and other payables	25,593
Total Liabilities	104,189
Net Assets	$14,960,635
Composition of Net Assets:
Paid-in-capital	$11,071,890
Net unrealized appreciation	3,571,646
Accumulated net investment loss	(38,459)
Accumulated net realized gain	355,558
Net Assets	$14,960,635
Class A Shares:
Net Assets	$3,267,423
Shares Outstanding (unlimited authorized, $.01 par value)	190,913
Net Asset Value Per Share	$17.11
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$18.06
Class B Shares:
Net Assets	$9,943,824
Shares Outstanding (unlimited authorized, $.01 par value)	596,513
Net Asset Value Per Share	$16.67
Class C Shares:
Net Assets	$1,315,378
Shares Outstanding (unlimited authorized, $.01 par value)	78,746
Net Asset Value Per Share	$16.70
Class D Shares:
Net Assets	$434,010
Shares Outstanding (unlimited authorized, $.01 par value)	25,152
Net Asset Value Per Share	$17.26

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Statements continued

Statement of Operations

For the six months ended November 30, 2005 (unaudited)

Net Investment Loss:
Income
Dividends (net of $1,849 foreign withholding tax)	$10,655
Interest	9,480
Total Income	20,135
Expenses
Investment advisory fee	70,296
Distribution fee (Class A shares)	3,859
Distribution fee (Class B shares)	47,660
Distribution fee (Class C shares)	6,599
Professional fees	39,236
Registration fees	25,451
Transfer agent fees and expenses	22,387
Shareholder reports and notices	14,223
Administration fee	6,113
Custodian fees	3,908
Other	4,760
Total Expenses	244,492
Less: amounts waived/reimbursed	(186,374)
Net Expenses	58,118
Net Investment Loss	(37,983)
Net Realized and Unrealized Gain:
Net Realized Gain (Loss) on:
Investments	1,111,436
Foreign exchange transactions	(443)
Net Realized Gain	1,110,993
Net Change in Unrealized Appreciation	1,526,497
Net Gain	2,637,490
Net Increase	$2,599,507

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005	FOR THE YEAR ENDED MAY 31, 2005
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(37,983)	$(101,999)
Net realized gain (loss)	1,110,993	(646,628)
Net change in unrealized appreciation/depreciation	1,526,497	(817,332)
Net Increase (Decrease)	2,599,507	(1,565,959)
Distributions to Shareholders from Net Realized Gain:
Class A shares	—	(71,423)
Class B shares	—	(513,294)
Class C shares	—	(64,157)
Class D shares	—	(115,776)
Total Distributions	—	(764,650)
Net increase (decrease) from transactions in shares of beneficial interest	(2,685,430)	647,381
Net Decrease	(85,923)	(1,683,228)
Net Assets:
Beginning of period	15,046,558	16,729,786
End of Period (Including accumulated net investment losses of $38,459 and $476, respectively)	$14,960,635	$15,046,558

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Notes to Financial Statements November 30, 2005 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Biotechnology Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on February 15, 2002 and commenced operations on July 25, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the

Morgan Stanley Biotechnology Fund

Notes to Financial Statements November 30, 2005 (unaudited) continued

estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Biotechnology Fund

Notes to Financial Statements November 30, 2005 (unaudited) continued

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreement

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.92% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

The Investment Adviser and Administrator have agreed to waive their fees and assume all operating expenses (except for brokerage and 12b-1 fees) until such time as the Fund reached $50 million of net assets or April 30, 2006, whichever occurs first. At November 30, 2005, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid

Morgan Stanley Biotechnology Fund

Notes to Financial Statements November 30, 2005 (unaudited) continued

by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $432,980 at November 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $21,509 and $54, respectively and received $1,167 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2005 aggregated $5,747,600 and $8,076,189, respectively.

For the six months ended November 30, 2005, the Fund incurred brokerage commissions of $2,713 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Biotechnology Fund

Notes to Financial Statements November 30, 2005 (unaudited) continued

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005		FOR THE YEAR ENDED MAY 31, 2005
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	21,519	$336,929	34,170	$523,643
Reinvestment of distributions	—	—	4,275	69,042
Conversion from Class B	6,827	107,575	88,753	1,263,001
Redeemed	(31,098)	(499,955)	(37,227)	(550,067)
Net increase (decrease) – Class A	(2,752)	(55,451)	89,971	1,305,619
CLASS B SHARES
Sold	84,219	1,313,484	220,766	3,361,272
Reinvestment of distributions	—	—	29,847	472,780
Conversion to Class A	(6,995)	(107,575)	(90,665)	(1,263,001)
Redeemed	(110,137)	(1,689,290)	(296,148)	(4,414,030)
Net decrease – Class B	(32,913)	(483,381)	(136,200)	(1,842,979)
CLASS C SHARES
Sold	8,399	133,268	22,685	341,065
Reinvestment of distributions	—	—	3,743	59,287
Redeemed	(17,148)	(270,505)	(37,526)	(558,855)
Net decrease – Class C	(8,749)	(137,237)	(11,098)	(158,503)
CLASS D SHARES
Sold	8,498	137,268	132,471	1,982,355
Reinvestment of distributions	—	—	1,617	26,284
Redeemed	(136,106)	(2,146,629)	(44,181)	(665,395)
Net increase (decrease) – Class D	(127,608)	(2,009,361)	89,907	1,343,244
Net increase (decrease) in Fund	(172,022)	$(2,685,430)	32,580	$647,381

6.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Biotechnology Fund

Notes to Financial Statements November 30, 2005 (unaudited) continued

As of May 31, 2005, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and capital loss deferrals on wash sales.

7.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund’s financial statements for the effect, if any, of this matter.

Morgan Stanley Biotechnology Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005		FOR THE YEAR ENDED MAY 31, 2005	FOR THE YEAR ENDED MAY 31, 2004	FOR THE PERIOD JULY 25, 2002* THROUGH MAY 31, 2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.35		$16.42	$13.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)**	0.00		(0.01)	(0.01)	0.01
Net realized and unrealized gain (loss)	2.76		(1.39)	3.37	3.15
Total income (loss) from investment operations	2.76		(1.40)	3.36	3.16
Less distributions from net realized gains	—		(0.67)	(0.10)	—
Net asset value, end of period	$17.11		$14.35	$16.42	$13.16
Total Return†	19.23	% (1)	(8.97)%	25.59%	31.60	% (1)
Ratios to Average Net Assets(3)(4):
Expenses	0.25	% (2)	0.24%	0.23%	0.22	% (2)
Net investment income (loss)	0.01	% (2)	(0.07)%	(0.07)%	0.11	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$3,267		$2,779	$1,703	$1,103
Portfolio turnover rate	39	% (1)	81%	50%	51	% (1)

*	Commencement of operations.
**	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2005	2.69%	(2.43)%
May 31, 2005	2.50	(2.33)
May 31, 2004	2.70	(2.54)
May 31, 2003	6.84	(6.51)

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005		FOR THE YEAR ENDED MAY 31, 2005	FOR THE YEAR ENDED MAY 31, 2004	FOR THE PERIOD JULY 25, 2002* THROUGH MAY 31, 2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.03		$16.19	$13.08	$10.00
Income (loss) from investment operations:
Net investment loss**	(0.06)		(0.13)	(0.13)	(0.06)
Net realized and unrealized gain (loss)	2.70		(1.36)	3.34	3.14
Total income (loss) from investment operations	2.64		(1.49)	3.21	3.08
Less distributions from net realized gains	—		(0.67)	(0.10)	—
Net asset value, end of period	$16.67		$14.03	$16.19	$13.08
Total Return†	18.82	%(1)	(9.67)%	24.59%	30.80	%(1)
Ratios to Average Net Assets(3)(4):
Expenses	1.00	%(2)	1.00%	1.00%	1.00	%(2)
Net investment loss	(0.74)	%(2)	(0.83)%	(0.84)%	(0.67)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$9,944		$8,830	$12,395	$5,390
Portfolio turnover rate	39	%(1)	81%	50%	51	%(1)

*	Commencement of operations.
**	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2005	3.44%	(3.18)%
May 31, 2005	3.26	(3.09)
May 31, 2004	3.47	(3.31)
May 31, 2003	7.62	(7.29)

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005		FOR THE YEAR ENDED MAY 31, 2005	FOR THE YEAR ENDED MAY 31, 2004	FOR THE PERIOD JULY 25, 2002* THROUGH MAY 31, 2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.06		$16.19	$13.08	$10.00
Income (loss) from investment operations:
Net investment loss**	(0.06)		(0.10)	(0.13)	(0.06)
Net realized and unrealized gain (loss)	2.70		(1.36)	3.34	3.14
Total income (loss) from investment operations	2.64		(1.46)	3.21	3.08
Less distributions from net realized gains	—		(0.67)	(0.10)	—
Net asset value, end of period	$16.70		$14.06	$16.19	$13.08
Total Return†	18.78	%(1)	(9.47)%	24.59%	30.80	%(1)
Ratios to Average Net Assets(3)(4):
Expenses	1.00	%(2)	0.82%	1.00%	1.00	%(2)
Net investment loss	(0.74)	% (2)	(0.65)%	(0.84)%	(0.67)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$1,315		$1,230	$1,596	$764
Portfolio turnover rate	39	%(1)	81%	50%	51	%(1)

*	Commencement of operations.
**	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2005	3.44%	(3.18)%
May 31, 2005	3.08	(2.91)
May 31, 2004	3.47	(3.31)
May 31, 2003	7.62	(7.29)

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005		FOR THE YEAR ENDED MAY 31, 2005	FOR THE YEAR ENDED MAY 31, 2004	FOR THE PERIOD JULY 25, 2002* THROUGH MAY 31, 2003
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.45		$16.49	$13.19	$10.00
Income (loss) from investment operations:
Net investment income**	0.02		0.03	0.03	0.03
Net realized and unrealized gain (loss)	2.79		(1.40)	3.37	3.16
Total income (loss) from investment operations	2.81		(1.37)	3.40	3.19
Less distributions from net realized gains	—		(0.67)	(0.10)	—
Net asset value, end of period	$17.26		$14.45	$16.49	$13.19
Total Return†	19.45	% (1)	(8.75)%	25.83%	31.90	% (1)
Ratios to Average Net Assets(3)(4):
Expenses	0.00	% (2)	0.00%	0.00%	0.00	% (2)
Net investment income	0.26	% (2)	0.17%	0.16%	0.33	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$434		$2,207	$1,036	$600
Portfolio turnover rate	39	% (1)	81%	50	51	% (1)

*	Commencement of operations.
**	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2005	2.44%	(2.18)%
May 31, 2005	2.26	(2.09)
May 31, 2004	2.47	(2.31)
May 31, 2003	6.62	(6.29)

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2005 Morgan Stanley

39934RPT-RA06-00005P-Y11/05	MORGAN STANLEY FUNDS
Morgan Stanley Biotechnology Fund Semiannual Report November 30, 2005

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Biotechnology Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Biotechnology
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: January 19, 2006

                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Biotechnology
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: January 19, 2006

                                                 /s/ Francis Smith
                                                 Francis Smith
                                                 Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Biotechnology Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended November 30, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 19, 2006                          /s/ Ronald E. Robison
                                                ---------------------------
                                                Ronald E. Robison
                                                Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Biotechnology Fund and will be retained by Morgan
Stanley Biotechnology Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Biotechnology Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended November 30, 2005 is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 19, 2006                      /s/ Francis Smith
                                            ---------------------------
                                            Francis Smith
                                            Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Biotechnology Fund and will be retained by Morgan
Stanley Biotechnology Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       9